Mining and Income Taxation - Summary of Components of Mining and Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Disclosure of Components of Mining and Income Tax [Line Items]
Total mining and income taxation	$ (173.2)	$ (189.5)	$ (248.5)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2016: 34.0% and 2015: 34.0%) were:
Taxation on profit before taxation at maximum South African statutory mining tax rate	(51.8)	(121.5)	(3.0)
Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore	19.2	22.4	21.5
Non-deductible share-based payments	(9.1)	(4.8)	(3.6)
Non-deductible exploration expense	(19.7)	(15.2)	(7.7)
Deferred tax assets not recognised on impairment and reversal of impairment of investments	13.3	0.0	(53.2)
Impairment of South Deep goodwill	(94.5)	0.0	0.0
Non-deductible interest paid	(24.2)	(24.2)	(26.9)
Non-taxable profit on disposal of investments	0.0	0.8	0.0
Non-taxable profit on buy-back of notes	0.0	6.0	0.0
Share of results of equity-accounted investees, net of taxation	(0.4)	(0.8)	(1.9)
Net non-deductible expenditure and non-taxable income	(5.3)	(9.7)	(8.5)
Deferred tax raised on unremitted earnings at Tarkwa	(9.5)	0.0	0.0
Deferred taxation movement on Peruvian Nuevo Sol devaluation against US Dollar	5.2	(1.1)	(41.0)
Various Peruvian non-deductible expenses	(5.3)	(8.3)	(7.8)
Deferred tax assets not recognised at Cerro Corona and Damang	(12.9)	(34.9)	(112.5)
Utilisation of tax losses not previously recognised at Damang	7.1	0.0	0.0
Deferred tax assets recognised at Cerro Corona and Damang	19.8	0.0	0.0
Deferred tax release on change of tax rate (2016: Peruvian and Ghanaian operations and 2015: Peruvian operations)	0.0	8.6	4.5
Prior year adjustments	(2.6)	(6.0)	(4.4)
Other	(2.5)	(0.8)	(4.0)
Total mining and income taxation	(173.2)	(189.5)	(248.5)
South African - Components of Mining and Income Tax [Member]
Disclosure of Components of Mining and Income Tax [Line Items]
- non-mining tax	(1.2)	(1.0)	0.0
- company and capital gains taxation	(1.1)	(3.9)	(3.5)
- prior year adjustment - current taxation	0.2	0.3	0.5
- deferred taxation	12.1	(9.5)	17.1
Foreign Taxation - Components of Mining and Income Tax [Member]
Disclosure of Components of Mining and Income Tax [Line Items]
- prior year adjustment - current taxation	2.8	6.3
- deferred taxation	19.4	24.2	(118.7)
- current taxation	(199.8)	(193.3)	(138.7)
- prior year adjustment - deferred taxation	$ 0.0	$ 0.0	$ (5.2)

[1]	As Restated - Refer note 40 for further details.